INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments Accounted For Using Equity Method1 [Abstract]
INVESTMENTS	INVESTMENTS
The details of investments accounted for using the equity method are set forth below:

	December 31
	2024	2023
	CHF in millions
Balance at 1 January	52.5	55.9
Additions	0.6	0.0
Share of net results	1.3	(0.3)
Dividends	(3.0)	(3.1)
Other	(3.0)	—
Balance at 31 December	48.4	52.5